FAIR VALUE MEASUREMENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Warrants per share (in Dollars per share)		$ 3.87
CIK 0001822935 Healthcare Capital Corp
Fair Value Measurements (Details) [Line Items]
Fair value measurement		$ 8,662,500
US Treasury Securities [Member] | CIK 0001822935 Healthcare Capital Corp
Fair Value Measurements (Details) [Line Items]
Assets held in the trust account		$ 275,016,417
Public Warrants [Member] | CIK 0001822935 Healthcare Capital Corp
Fair Value Measurements (Details) [Line Items]
Warrants per share (in Dollars per share)	$ 1.08
Aggregate values	$ 14,800,000
Private Placement Warrants [Member] | CIK 0001822935 Healthcare Capital Corp
Fair Value Measurements (Details) [Line Items]
Warrants per share (in Dollars per share)	$ 1.10
Aggregate values	$ 7,500,000